Other Payables and Accrued Liabilities (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Customer [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Advance and services		¥ 6.1
Supply Chain Service Provider [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Advance and services	¥ 6.8
Advance Refundable Customer [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Advance and services	3.4
Materials Provided Customer [Member]
Other Payables and Accrued Liabilities (Details) [Line Items]
Advance and services	¥ 2.3